Financial Instruments and Risk Management (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Change in exchange rate risk	10.00%
Increase decrease in other comprehensive loss	$ 229,088